FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

MARCH 31, 2003

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                   SERVING HAWAII INVESTORS FOR OVER 15 YEARS

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"

                                                                    May 20, 2003

Dear Fellow Shareholder:

     If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Trust.

MEETING THE NEEDS OF SHAREHOLDERS

     You probably won't be surprised to learn that a large percentage of shareholders in Hawaiian Tax-Free Trust are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Hawaiian Tax-Free Trust's objective of providing "as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

     Since Hawaiian Tax-Free Trust's inception in Feburary, 1985, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposely arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

     And, since these dividends are not only consistent in terms of payment, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

     The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Trust so that its share price remains relatively stable.** Following is the fiscal year-end share price of Class A shares of Hawaiian Tax-Free Trust for the past three years. As you will note, the share price of the Trust did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.47, or approximately 4% - a slight variance when compared to other investments you might have made over this same volatile time period.

                    March 31, 2003                   $11.73
                    March 31, 2002                   $11.26
                    March 31, 2001                   $11.37

PORTFOLIO CHARACTERISTICS

     In order to ensure that Hawaiian Tax-Free Trust's objective of capital preservation and steady tax-free income is accomplished, the Trust employs very distinct techniques in the construction of the Trust's portfolio.


     To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Trust's portfolio. To help limit the degree of uncertainty, our knowledgeable Hawaii-based portfolio manager constructs the Trust's portfolio with high quality, intermediate maturity and geographic diversification in mind.

     As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Hawaiian Tax-Free Trust, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND Baa. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the top TWO credit grades - AAA AND AA - 93.4% as of March 31, 2003. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

     Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, for Hawaiian Tax-Free Trust's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

     We also employ diversification in the construction of the Trust's portfolio
- both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing various geographic locations throughout Hawaii and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the State can have any significant adverse influence upon your investment in the Trust.

APPRECIATION

     With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Hawaiian Tax-Free Trust is still meeting its objective - just as it has from day one. Your continued confidence in the Trust through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.

                                   Sincerely,

/s/ Diana P. Herrmann
---------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index (the "Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                  Lehman Brothers                     Trust's Class A Shares
               Quality Intermediate              With                      Without            Cost of
               Municipal Bond Index          Sales Charge                Sales Charge       Living Index
3/93                  $10,000                   $ 9,600                     $10,000            $10,000
3/94                  $10,268                   $ 9,952                     $10,364            $10,251
3/95                  $10,932                   $10,380                     $10,810            $10,543
3/96                  $11,790                   $11,114                     $11,574            $10,843
3/97                  $12,324                   $11,619                     $12,100            $11,142
3/98                  $13,365                   $12,719                     $13,245            $11,295
3/99                  $14,140                   $13,370                     $13,923            $11,490
3/00                  $14,282                   $13,243                     $13,791            $11,922
3/01                  $15,661                   $14,535                     $15,137            $12,270
3/02                  $16,254                   $15,007                     $15,628            $12,451
3/03                  $17,796                   $16,307                     $16,982            $12,827

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                           FOR PERIODS ENDED MARCH 31, 2003
                                                    --------------------------------------------
                                                                                         SINCE
                                                    1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                                    ------      -------    --------    ---------
Class A (2/20/85)
   With Sales Charge ...........................     4.22%       4.24%       5.01%       7.05%
   Without Sales Charge ........................     8.57%       5.10%       5.44%       7.29%

Class C (4/1/96)
   With CDSC ...................................     6.67%       4.29%        n/a        4.75%
   Without CDSC ................................     7.70%       4.29%        n/a        4.75%

Class Y (4/1/96)
   No Sales Charge .............................     8.77%       5.32%        n/a        6.13%

Lehman Index ...................................     9.49%       5.90%       5.93%       6.61%*
                                                                                         6.06%**

*     From commencement of the index on 1/1/87.

**    From commencement of Class C and Class Y operations on 4/1/96.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

ANNUAL MANAGEMENT DISCUSSION

     ECONOMY AND FINANCIAL MARKETS

     Fiscal year ended March 31, 2003 included economic recovery from the effects of the 9/11 terrorist attacks as well as renewed uncertainties concerning war in Iraq. Accommodative monetary policy persisted throughout the year and the Fed triggered additional interest rate cuts in the Fall. The reduction in the Fed Funds rate to 1.25 percent represented a 40-year low. Though residential investment and mortgage lending, and to a lesser extent automobile and truck sales, remained strong throughout the last fiscal year, overall investment could not sustain the nation's economic recovery.
>From 4.0
percent in third (calendar) quarter 2002, US real GDP growth slipped to 1.4 percent in the fourth quarter, and only 1.6 percent in first quarter 2003 on the eve of Operation Iraqi Freedom.

     Bond market performance was sustained by the continued rate declines while equity markets showed minor signs of recovery at fiscal year end. The conclusion of war in Iraq suggests that 2003 may finally be the year that confidence, asset valuations, and the economy get back on track.

     MUNICIPAL MARKET AND FUND PERFORMANCE

     During the 12 months ending March 31, 2003, municipal bond markets fell under the same influences as markets for US Treasury securities. Flight to quality in an uncertain global environment along with Fed directed reductions in interest rates pushed the municipal yield curve to lower levels. State and local governments have rushed in to take advantage of these rates to refinance and restructure older, more expensive debt leading to a record surge in municipal new issuance volume. Hawaiian Tax Free Trust had a total return of 8.58% for its Class A shares, and 8.78% for Class Y shares for the calendar year ending December 31, 2002. For the fiscal year ending March 31, 2003, the total return was 8.57% for Class A shares and 8.77% for Class Y shares. This return takes into consideration the market fluctuation of the share price as well as the actual dividend yield. The Lehman Brothers Quality Intermediate Municipal Bond Index, which is an unmanaged portfolio, had a total return of 9.23% for the calendar year 2002 and 9.49% for the fiscal year. In contrast to what occurred in the municipal bond market, the stock market was off for the year 2002 as indicated by the Standard & Poor's 500 stock index which had a total return of -22.10% for the year 2002 and -24.76% for the fiscal year ending March 31, 2003.

     Hawaii has recovered from the effects of 9/11 with the Summer 2002 domestic tourism volumes at an all-time high. And in 2003, although international travel has been influenced by war concerns, total tourism volumes are now higher than one year earlier in spite of the drop in foreign travel. Hawaii's favorable unemployment rate has improved to 3.0 percent. Growth in Hawaii construction and real estate investment has been a strong force behind economic improvement as construction spending rose to nearly $4.5 billion during 2002. Real estate transactions volume approached all-time highs as the March 2003 fiscal year concluded. Hawaii's regional strength has proven to be the reverse image of slower US economic growth, and should bode well in bond rating agencies' assessments of Hawaii's economic resilience. A 3.5 percent increase in real Hawaii personal income growth during 2002 outstripped the consensus forecast of
2.5 percent. The consensus forecast of 3 percent growth during 2003 may well be an underestimate.


     OUTLOOK AND STRATEGY

     The accommodative monetary policy that sustained residential investment and investment in consumer durables helped maintain modest US economic growth in the face of geopolitical uncertainty. US defense and non-defense spending and a stimulative fiscal policy posture, have provided support to the Fed's monetary policy posture. This fiscal posture, however will be accompanied by an expanded budget deficit which may put a strain on the market's ability to absorb the growing supply of Treasury, State and local, and corporate debt. We keep in mind the Trust's goal of high after tax income together with reasonable principal preservation. Accordingly, we continue to manage the fund conservatively both in terms of high quality municipal bonds for the overall portfolio and generally average intermediate maturities.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.


[Logo of KPMG LLP: four solid rectangles with the letters KPMG beneath them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust, including the statement of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/  KPMG LLP
--------------
New York, New York
May 14, 2003


                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2003

                                                                                  RATING
      FACE                                                                        MOODY'S/
     AMOUNT       MUNICIPAL BONDS (96.5%)                                           S&P              VALUE
---------------   -----------------------------------------------------------    ----------      -------------
                  HAWAII (94.0%)
                  Board of Regents, University of Hawaii, University              Aaa/AAA
                     System Revenue Bonds, Series A, FGIC Insured,
$     2,000,000         5.500%, 07/15/19 ....................................                    $   2,202,880
      2,000,000         5.500%, 07/15/21 ....................................                        2,178,780
      2,000,000         5.500%, 07/15/22 ....................................                        2,153,400
      3,000,000         5.500%, 07/15/29 ....................................                        3,197,250
                  Board of Regents, University of Hawaii, University              Aaa/AAA
                     System Revenue Bonds, Series B, FSA Insured,
      1,110,000         5.250%, 10/01/12 ....................................                        1,242,157
      1,000,000         5.250%, 10/01/13 ....................................                        1,111,330
      1,395,000         5.250%, 10/01/15 ....................................                        1,537,485
                  Board of Regents, University of Hawaii, University              Aaa/AAA
                     System Revenue Bonds, Series I, Prerefunded
                     10/01/04 @ 102, FGIC Insured,
      1,110,000         5.300%, 10/01/08 ....................................                        1,182,716
      2,825,000         5.500%, 10/01/18 ....................................                        3,063,430
                  City and County of Honolulu, Hawaii General                    VMIG1/A-1+
                     Obligation Bonds, Public Refunding and
                     Improvements Bonds, Series A, Weekly Reset VRDN(1),
                     LOC: Landesbank Hessen Thuringen,
      2,500,000         1.100%, 01/01/04 ....................................                        2,500,000
        400,000         1.100%, 01/01/05 ....................................                          400,000
      3,000,000         1.100%, 01/01/06 ....................................                        3,000,000
      3,700,000         1.100%, 01/01/07 ....................................                        3,700,000
      8,145,000         1.100%, 01/01/13 ....................................                        8,145,000
      1,655,000         1.100%, 01/01/18 ....................................                        1,655,000
      1,400,000         1.100%, 01/01/20 ....................................                        1,400,000
                  City and County of Honolulu, Hawaii General                     Aaa/NR
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,
      3,995,000         5.750%, 04/01/11 ....................................                        4,650,380
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,
      4,110,000         6.000%, 01/01/11 ....................................                        4,835,045
        920,000         6.000%, 01/01/12 ....................................                        1,089,630
        775,000         5.750%, 04/01/13 ....................................                          910,982
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     MBIA Insured,



$     1,355,000         6.000%, 11/01/09 ....................................                    $   1,609,334
        410,000         6.000%, 11/01/10 ....................................                          488,216
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, FGIC Insured,
      9,970,000         7.350%, 07/01/07 ....................................                       11,985,435
      3,600,000         7.350%, 07/01/08 ....................................                        4,419,216
      1,715,000         6.000%, 01/01/11 ....................................                        2,007,356
          5,000         5.750%, 04/01/11 ....................................                            5,790
      1,580,000         6.000%, 01/01/12 ....................................                        1,860,908
      3,025,000         5.750%, 04/01/13 ....................................                        3,530,901
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, FSA Insured,
      2,500,000         5.000%, 09/01/09 ....................................                        2,800,425
      3,500,000         5.375%, 09/01/18 ....................................                        3,825,045
      2,000,000         5.125%, 09/01/20 ....................................                        2,102,380
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, MBIA Insured,
        860,000         6.000%, 11/01/09 ....................................                        1,016,890
      1,090,000         6.000%, 11/01/10 ....................................                        1,289,873
      2,280,000         5.000%, 11/01/15 ....................................                        2,398,241
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series A, Prerefunded
                     09/01/06 @ 102, FGIC Insured,
        440,000         5.625%, 09/01/14 ....................................                          505,138
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series B, FGIC Insured,
      7,310,000         5.500%, 10/01/11 ....................................                        8,393,634
        930,000         5.000%, 11/01/13 ....................................                        1,001,768
      1,060,000         5.000%, 11/01/14 ....................................                        1,127,395
      2,595,000         5.125%, 07/01/15 ....................................                        2,785,421
        530,000         5.000%, 11/01/16 ....................................                          562,086
                  City and County of Honolulu, Hawaii General
                     Obligation Bonds, Series B, FGIC Insured (continued)



$     1,400,000         5.000%, 11/01/17 ....................................                    $   1,482,936
      4,490,000         5.000%, 07/01/19 ....................................                        4,689,625
      1,395,000         5.000%, 07/01/20 ....................................                        1,451,581
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series C, FGIC Insured,
      7,750,000         5.125%, 07/01/14 ....................................                        8,354,423
      2,510,000         5.000%, 07/01/18 ....................................                        2,637,081
                  City and County of Honolulu, Hawaii General                    VMIG1/A-1+
                     Obligation Bonds, Series C, Weekly Reset
                     VRDN1, FGIC Insured,
      2,000,000         1.300%, 12/01/13 ....................................                        2,000,280
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Series D-AMT, FGIC Insured,
      2,000,000         4.750%, 02/01/09 ....................................                        2,176,860
                  City and County of Honolulu, Hawaii General                     Aaa/AAA
                     Obligation Bonds, Water Utility Refunding and
                     Improvement, Escrowed to Maturity, FGIC Insured,
      1,125,000         6.000%, 12/01/12 ....................................                        1,350,743
      1,050,000         6.000%, 12/01/15 ....................................                        1,278,029
                  City and County of Honolulu, Hawaii Improvement                 NR/NR(2)
                     District No. 261 (Halawa Business Park), Special
                     Assessment Bonds,
        365,000         6.700%, 10/15/04 ....................................                          390,200
        355,000         6.800%, 10/15/05 ....................................                          386,123
        290,000         6.900%, 10/15/06 ....................................                          314,888
                  City and County of Honolulu, Hawaii Wastewater                  Aaa/NR
                     Systems Revenue Bonds, FGIC Insured,
      1,395,000         5.000%, 07/01/12 ....................................                        1,513,617
                  City and County of Honolulu, Hawaii Wastewater                  Aaa/AAA
                     Systems Revenue Bonds, FSA Insured,
      3,000,000         5.125%, 07/01/21 ....................................                        3,131,940
      5,450,000         5.250%, 07/01/23 ....................................                        5,682,770
                  City and County of Honolulu, Hawaii Wastewater                  Aaa/AAA
                     Systems Revenue Bonds, Junior Series, FGIC Insured,



$     5,055,000         5.000%, 07/01/23 ....................................                    $   5,156,454
                  City and County of Honolulu, Hawaii Wastewater                  Aaa/NR
                     Systems Revenue Bonds, Senior Series,
                     AMBAC Insured,
      1,810,000         5.500%, 07/01/11 ....................................                        2,071,382
      1,065,000         5.500%, 07/01/16 ....................................                        1,189,658
      3,000,000         5.500%, 07/01/17 ....................................                        3,326,520
      2,310,000         5.500%, 07/01/18 ....................................                        2,546,036
      2,000,000         5.250%, 07/01/19 ....................................                        2,144,940
                  City and County of Honolulu, Multifamily Revenue                NR/A-1+
                     Bonds (Moanalua Hillside Apartments), Weekly
                     Reset VRDN(1), AMT, FNMA Insured,
      4,250,000         1.200%, 09/15/32 ....................................                        4,250,000
                  County of Hawaii, Hawaii General Obligation                     Aaa/AAA
                     Bonds, Series A, FGIC Insured,
      1,700,000         5.450%, 05/01/07 ....................................                        1,910,800
      3,170,000         5.500%, 05/01/08 ....................................                        3,604,575
      2,500,000         5.550%, 05/01/09 ....................................                        2,862,175
      1,900,000         5.000%, 02/01/11 ....................................                        2,035,394
      4,905,000         5.600%, 05/01/11 ....................................                        5,635,355
      1,970,000         5.100%, 02/01/12 ....................................                        2,105,103
      1,000,000         5.600%, 05/01/12 ....................................                        1,152,840
      1,000,000         5.600%, 05/01/13 ....................................                        1,157,680
      2,205,000         5.200%, 02/01/14 ....................................                        2,353,463
      2,440,000         5.200%, 02/01/16 ....................................                        2,587,888
      1,465,000         5.500%, 07/15/16 ....................................                        1,637,167
                  County of Hawaii, Hawaii General Obligation                     Aaa/AAA
                     Bonds, Series A, FSA Insured,
      1,000,000         5.400%, 05/15/15 ....................................                        1,097,370
      1,470,000         5.625%, 05/15/18 ....................................                        1,637,021
                  County of Kauai, Hawaii General Obligation Bonds,
                     Escrowed to Maturity,
        615,000         9.000%, 08/01/04 ....................................       A1/NR              677,379
        665,000         9.000%, 08/01/05 ....................................                          777,984
                  County of Kauai, Hawaii General Obligation Bonds,               Aaa/AAA
                     Series A, Prerefunded 08/01/10 @ 100, FGIC Insured,



$     1,000,000         6.125%, 08/01/13 ....................................                    $   1,193,270
      1,010,000         6.250%, 08/01/14 ....................................                        1,213,404
      1,000,000         6.250%, 08/01/15 ....................................                        1,201,390
      1,000,000         6.250%, 08/01/16 ....................................                        1,201,390
      1,275,000         6.250%, 08/01/17 ....................................                        1,531,772
                  County of Kauai, Hawaii General Obligation                      Aaa/AAA
                     Refunding Bonds, Series A, MBIA Insured,
      1,010,000         5.700%, 02/01/07 ....................................                        1,062,793
      1,125,000         5.625%, 08/01/13 ....................................                        1,272,904
      1,620,000         5.625%, 08/01/14 ....................................                        1,820,669
      1,035,000         5.625%, 08/01/17 ....................................                        1,153,839
      1,000,000         5.625%, 08/01/18 ....................................                        1,107,350
      2,360,000         5.500%, 08/01/20 ....................................                        2,566,665
                  County of Kauai, Hawaii General Obligation                      Aaa/AAA
                     Refunding Bonds, Series B & C, AMBAC Insured,
        330,000         5.450%, 08/01/03 ....................................                          334,709
        435,000         5.900%, 08/01/08 ....................................                          505,970
      1,355,000         5.900%, 08/01/08 ....................................                        1,576,068
      1,300,000         5.950%, 08/01/10 ....................................                        1,527,175
                  County of Kauai, Hawaii General Obligation Refunding            Aaa/AAA
                     Bonds, Series B, Escrowed to Maturity, MBIA Insured,
        185,000         5.400%, 02/01/04 ....................................                          191,580
                  County of Kauai, Hawaii General Obligation Refunding            Aaa/AAA
                     Bonds, Series B, Prerefunded 02/01/04 @ 102,
                     MBIA Insured,
        215,000         5.500%, 02/01/05 ....................................                          227,087
        215,000         5.600%, 02/01/06 ....................................                          227,264
                  County of Maui, Hawaii General Obligation Bonds,                Aaa/AAA
                     Series A, FGIC Insured,
      1,130,000         5.250%, 09/01/13 ....................................                        1,233,406
      1,200,000         5.125%, 03/01/14 ....................................                        1,277,784
      1,265,000         5.250%, 09/01/15 ....................................                        1,373,145
      1,050,000         5.125%, 03/01/16 ....................................                        1,109,357
      1,335,000         5.250%, 09/01/16 ....................................                        1,440,572
      2,590,000         5.250%, 03/01/18 ....................................                        2,743,587
                  County of Maui, Hawaii General Obligation Bonds,                Aaa/AAA
                     Series A, MBIA Insured,



$     1,205,000         5.250%, 03/01/16 ....................................                    $   1,323,572
      1,000,000         5.250%, 03/01/18 ....................................                        1,085,860
      1,750,000         5.250%, 03/01/19 ....................................                        1,885,345
                  County of Maui, Hawaii General Obligation Bonds,                 NR/AAA
                     Series A, MBIA Insured,
      1,000,000         5.500%, 03/01/18 ....................................                        1,098,700
                  County of Maui, Hawaii General Obligation Bonds,                Aaa/AAA
                     Series B, FGIC Insured,
      1,065,000         5.250%, 03/01/11 ....................................                        1,195,132
                  County of Maui, Hawaii General Obligation Bonds,                Aaa/AAA
                     Series C, FGIC Insured,
      1,020,000         5.250%, 03/01/16 ....................................                        1,110,749
      1,250,000         5.250%, 03/01/20 ....................................                        1,331,463
                  County of Maui, Hawaii General Obligation                       Aaa/AAA
                     Refunding Bonds, FGIC Insured,
      1,815,000         5.000%, 09/01/07 ....................................                        1,859,322
      2,125,000         5.000%, 09/01/08 ....................................                        2,176,893
      1,000,000         5.000%, 09/01/09 ....................................                        1,024,420
      1,000,000         5.000%, 09/01/10 ....................................                        1,024,420
      3,000,000         5.125%, 12/15/11 ....................................                        3,114,780
      1,045,000         5.125%, 12/15/13 ....................................                        1,084,982
                  County of Maui, Hawaii General Obligation                       Aaa/AAA
                     Refunding Bonds, Series B, MBIA Insured,
      1,445,000         5.375%, 09/01/12 ....................................                        1,646,924
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, AMBAC Insured,
      2,965,000         5.500%, 12/01/14 ....................................                        3,295,034
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, MBIA Insured,
      3,000,000         4.950%, 04/01/12 ....................................                        3,306,390
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A-AMT,
                     AMBAC Insured,




$     1,000,000         5.100%, 09/01/32 ....................................                    $   1,006,640
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series D-AMT,
                     AMBAC Insured,
      2,500,000         6.150%, 01/01/20 ....................................                        2,794,525
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc., and Subsidiaries Projects),
                     Series A-AMT, MBIA Insured,
     13,000,000         6.600%, 01/01/25 ....................................                       14,049,099
      5,700,000         5.650%, 10/01/27 ....................................                        6,124,992
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Kapiolani
                     Health Care System), MBIA Insured,
      1,000,000         6.300%, 07/01/08 ....................................                        1,031,480
      1,000,000         6.000%, 07/01/11 ....................................                        1,126,160
      6,000,000         6.400%, 07/01/13 ....................................                        6,190,320
      1,000,000         6.200%, 07/01/16 ....................................                        1,130,000
      1,000,000         6.250%, 07/01/21 ....................................                        1,121,180
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (St.
                     Francis Medical Centers), FSA Insured,(4)
     17,000,000         6.500%, 07/01/22 ....................................                       17,381,819
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (The
                     Evangelical Lutheran Good Samaritan Society),
                     AMBAC Insured,
        930,000         4.700%, 11/01/06 ....................................                        1,017,281
                  Department of Budget and Finance of the State of                 A1/A+
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A,
      5,000,000         6.050%, 07/01/16 ....................................                        5,255,550
      8,625,000         6.000%, 07/01/20 ....................................                        8,977,504
      3,500,000         5.750%, 07/01/26 ....................................                        3,590,265
                  Department of Budget and Finance of the State of               VMIG1/A-1
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Weekly Reset
                     VRDN(1), SPA: Morgan Guaranty Trust,




$     7,225,000         1.200%, 07/01/26 ....................................                    $   7,225,000
                  Department of Budget and Finance of the State of                Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series B, MBIA Insured,
      8,000,000         5.250%, 07/01/23 ....................................                        8,242,160
                  Department of Hawaiian Home Lands (State of                      A3/NR
                     Hawaii) Revenue Bonds,
      1,310,000         4.150%, 07/01/08 ....................................                        1,387,775
      1,525,000         4.350%, 07/01/10 ....................................                        1,597,285
      1,245,000         4.450%, 07/01/11 ....................................                        1,292,571
                  Department of Transportation of the State of Hawaii              NR/A-
                     Special Facility Revenue Bonds (Matson
                     Terminals, Inc.),
     11,875,000         5.750%, 03/01/13 ....................................                       12,112,855
                  Hawaii Community Development Authority                          NR/NR(2)
                     Improvement District Revenue Bonds (Kakaako
                     Community Development District 3),
        440,000         7.300%, 07/01/04 ....................................                          452,412
      1,425,000         7.400%, 07/01/10 ....................................                        1,461,238
                  Hawaii Community Development Authority                          NR/NR(2)
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 1),
        280,000         5.200%, 07/01/03 ....................................                          282,204
        300,000         5.300%, 07/01/04 ....................................                          306,996
        220,000         5.400%, 07/01/05 ....................................                          224,979
                  Hawaii Community Development Authority                          NR/NR(2)
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 2),
        375,000         5.200%, 07/01/03 ....................................                          377,951
        395,000         5.300%, 07/01/04 ....................................                          404,211
        420,000         5.400%, 07/01/05 ....................................                          429,505
        435,000         5.500%, 07/01/06 ....................................                          444,631
        465,000         5.600%, 07/01/07 ....................................                          475,091
        380,000         5.700%, 07/01/08 ....................................                          388,003
                  Housing Finance and Development Corporation                    VMIG1/NR
                     (State of Hawaii) Affordable Rental Housing
                     Program Revenue Bonds, Series A, Weekly Reset
                     VRDN(1), LOC: BNP Paribas,




$     4,500,000         1.300%, 07/01/27 ....................................                    $   4,500,000
                  Housing Finance and Development Corporation                      A1/NR
                     (State of Hawaii) Rental Housing System
                     Revenue Bonds, Series A,
      2,000,000         5.600%, 07/01/12 ....................................                        2,045,120
      3,000,000         5.700%, 07/01/18 ....................................                        3,045,720
                  Housing Finance and Development Corporation                     Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series A-AMT,
      7,030,000         6.000%, 07/01/26 ....................................                        7,191,057
     19,505,000         5.750%, 07/01/30 ....................................                       20,089,954
                  Housing Finance and Development Corporation                     Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series A-AMT, FNMA Insured,
      3,140,000         5.300%, 07/01/22 ....................................                        3,226,130
      1,985,000         5.400%, 07/01/30 ....................................                        2,020,532
                  Housing Finance and Development Corporation                     Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series B, FNMA Insured,
      2,500,000         5.700%, 07/01/13 ....................................                        2,588,275
      9,350,000         5.450%, 07/01/17 ....................................                        9,689,125
     16,750,000         5.850%, 07/01/17 ....................................                       17,266,067
      6,800,000         5.300%, 07/01/28 ....................................                        6,934,572
      4,025,000         7.000%, 07/01/31 ....................................                        4,025,805
                  Housing Finance and Development Corporation                     Aaa/AAA
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, Revenue Bonds, AMBAC Insured,
      2,125,000         5.650%, 10/01/16 ....................................                        2,306,411
      4,000,000         5.700%, 10/01/25 ....................................                        4,284,840
                  State of Hawaii Airport System Revenue Bonds,                   Aaa/AAA
                     AMT, FGIC Insured,
      4,000,000         5.750%, 07/01/17 ....................................                        4,361,040
      6,000,000         5.625%, 07/01/18 ....................................                        6,430,320
      6,000,000         5.250%, 07/01/21 ....................................                        6,132,420
                  State of Hawaii Airport System Revenue Bonds, AMT,              Aaa/AAA
                     Second Series, Escrowed to Maturity, MBIA Insured,
      6,455,000         6.900%, 07/01/12 ....................................                        7,852,120
                  State of Hawaii Airport System Revenue Bonds,                   Aaa/AAA
                     Series B-AMT, FGIC Insured,




$     3,000,000         8.000%, 07/01/10 ....................................                    $   3,793,320
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     BZ, FGIC Insured,
      3,700,000         6.000%, 10/01/11 ....................................                        4,383,575
      3,500,000         6.000%, 10/01/12 ....................................                        4,167,345
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CA, FGIC Insured,
      2,000,000         5.750%, 01/01/11 ....................................                        2,307,240
                  State of Hawaii General Obligation Bonds, Series CH,            Aa3/AA-
      1,000,000         4.750%, 11/01/11 ....................................                        1,094,240
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CH, FGIC Insured,
      5,000,000         6.000%, 11/01/07 ....................................                        5,811,150
      3,390,000         6.000%, 11/01/08 ....................................                        3,984,776
                  State of Hawaii General Obligation Bonds, Series                Aa3/AA-
                     CK, Escrowed to Maturity,
      2,000,000         6.000%, 09/01/03 ....................................                        2,040,480
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CL, FGIC Insured,
      2,305,000         6.000%, 03/01/11 ....................................                        2,705,355
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CM, FGIC Insured,
      3,000,000         6.500%, 12/01/15 ....................................                        3,780,240
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CN, FGIC Insured,
      4,000,000         5.250%, 03/01/10 ....................................                        4,419,720
      4,000,000         5.250%, 03/01/13 ....................................                        4,366,640
      3,000,000         5.500%, 03/01/14 ....................................                        3,334,050
      7,950,000         5.250%, 03/01/15 ....................................                        8,635,688
      1,000,000         5.250%, 03/01/17 ....................................                        1,073,250
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CP, FGIC Insured,
      5,000,000         5.000%, 10/01/13 ....................................                        5,380,300
      2,195,000         5.000%, 10/01/14 ....................................                        2,337,346
      5,000,000         5.000%, 10/01/15 ....................................                        5,307,150
      7,195,000         5.000%, 10/01/17 ....................................                        7,615,476
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CR, MBIA Insured,



$     1,000,000         5.250%, 04/01/13 ....................................                    $   1,089,880
      5,000,000         5.000%, 04/01/16 ....................................                        5,305,000
     16,000,000         5.000%, 04/01/17 ....................................                       16,760,159
      1,000,000         4.750%, 04/01/18 ....................................                        1,036,790
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CS, MBIA Insured,
      5,000,000         5.000%, 04/01/07 ....................................                        5,522,450
      5,500,000         5.000%, 04/01/09 ....................................                        6,121,720
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CU, MBIA Insured,
      1,250,000         5.750%, 10/01/08 ....................................                        1,450,388
      1,000,000         5.750%, 10/01/09 ....................................                        1,165,670
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CU, Prerefunded 10/01/10 @ 100, MBIA Insured,
      3,000,000         5.600%, 10/01/19 ....................................                        3,487,260
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CV, FGIC Insured,
     10,000,000         5.000%, 08/01/20 ....................................                       10,421,099
      1,015,000         5.000%, 08/01/21 ....................................                        1,051,286
      5,000,000         5.250%, 08/01/21 ....................................                        5,307,650
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CX, FSA Insured,
      2,000,000         5.250%, 02/01/12 ....................................                        2,245,960
      5,000,000         5.500%, 02/01/13 ....................................                        5,708,650
      2,500,000         5.500%, 02/01/21 ....................................                        2,714,450
                  State of Hawaii General Obligation Bonds, Series                Aaa/AAA
                     CZ, FSA Insured,
      1,500,000         5.250%, 07/01/12 ....................................                        1,691,820
      3,000,000         5.250%, 07/01/17 ....................................                        3,287,220
      3,000,000         5.250%, 07/01/18 ....................................                        3,265,440
                  State of Hawaii Harbor Capital Improvement                      Aaa/AAA
                     Revenue Bonds, AMT, FGIC Insured,
      1,000,000         6.250%, 07/01/09 ....................................                        1,072,360
      1,000,000         6.250%, 07/01/10 ....................................                        1,072,360
      3,725,000         6.250%, 07/01/15 ....................................                        3,994,541
     10,180,000         6.375%, 07/01/24 ....................................                       10,920,289
                  State of Hawaii Harbor Capital Improvement                      Aaa/AAA
                     Revenue Bonds, AMT, MBIA Insured,
      3,850,000         5.750%, 07/01/17 ....................................                        4,191,226
                  State of Hawaii Harbor Capital Improvement                      Aaa/AAA
                     Revenue Bonds, FGIC Insured,



$     1,260,000         6.050%, 07/01/04 ....................................                    $   1,300,446
      1,225,000         6.150%, 07/01/05 ....................................                        1,263,220
                  State of Hawaii Harbor Capital Improvement                      Aaa/AAA
                     Revenue Bonds, Series B-AMT, AMBAC Insured,
      3,000,000         5.500%, 07/01/19 ....................................                        3,229,320
                  State of Hawaii Harbor System Revenue Bonds,                    Aaa/AAA
                     Series A-AMT, FSA Insured,
      2,000,000         5.750%, 07/01/17 ....................................                        2,206,560
      1,500,000         5.900%, 07/01/21 ....................................                        1,648,125
                  State of Hawaii Highway Revenue Bonds, FGIC Insured,            Aaa/AAA
      3,900,000         5.000%, 07/01/08 ....................................                        4,011,267
      2,255,000         5.000%, 07/01/09 ....................................                        2,319,335
      4,575,000         5.000%, 07/01/10 ....................................                        4,705,525
      3,850,000         5.000%, 07/01/12 ....................................                        3,959,841
      3,705,000         5.600%, 07/01/13 ....................................                        4,157,529
      2,000,000         5.250%, 07/01/16 ....................................                        2,163,960
                  State of Hawaii Highway Revenue Bonds, FSA Insured,             Aaa/AAA
      2,000,000         4.500%, 07/01/10(5) .................................                        2,160,120
      2,000,000         4.500%, 07/01/11(5) .................................                        2,146,500
      1,605,000         5.000%, 07/01/12(5) .................................                        1,774,953
      1,530,000         5.375%, 07/01/14 ....................................                        1,700,243
      2,720,000         5.500%, 07/01/19 ....................................                        2,943,992
      1,110,000         5.500%, 07/01/20 ....................................                        1,196,380
                                                                                                 -------------
                           Total Hawaii .....................................                      689,485,848
                                                                                                 -------------

                  PUERTO RICO (2.5%)
                  -----------------------------------------------------------
                  Puerto Rico Commonwealth Aqueduct and Sewer                     Aaa/AAA
                     Authority Revenue Bonds, MBIA Insured,
      2,500,000         5.000%, 07/01/15 ....................................                        2,696,300
                  Puerto Rico Commonwealth Public Finance
                     Corporation Revenue Bonds, Series A, MBIA Insured,           Aaa/AAA
      5,000,000         5.500%, 08/01/17 ....................................                        5,578,950
                  Puerto Rico Commonwealth Public Improvement                     Aaa/AAA
                     General Obligation Bonds, MBIA Insured,
      1,800,000         5.250%, 07/01/13 ....................................                        2,043,054
                  Puerto Rico Commonwealth Public Improvement                     Aaa/AAA
                     General Obligation Bonds, Series A, FGIC Insured,



$     4,000,000         5.500%, 07/01/13 ....................................                    $   4,642,360
      2,000,000         5.500%, 07/01/16 ....................................                        2,326,180
                  Puerto Rico Commonwealth Public Improvement                     Aaa/AAA
                     General Obligation Bonds, Series CR, FSA Insured,
      1,060,000         5.250%, 07/01/17 ....................................                        1,199,051
                                                                                                 -------------
                        Total Puerto Rico ...................................                       18,485,895
                                                                                                 -------------
                           Total Municipal Bonds ............................                      707,971,743
                                                                                                 -------------

                  TAX EXEMPT COMMERCIAL PAPER (1.2%)
                  -----------------------------------------------------------

                  HAWAII (1.2%)
                  -----------------------------------------------------------
                     City and County of Honolulu, Hawaii General                  Aaa/AAA
                     Obligation Notes,
      9,000,000         1.050%, 05/08/03 ....................................                        9,000,000
                                                                                                 -------------
                  Total Investments (Cost $670,147,982(3)) ..................        97.7%         716,971,743
                  Other assets in excess of liabilities .....................         2.3%          17,002,680
                                                                                    ------       -------------
                  Net Assets ................................................       100.0%       $ 733,974,423
                                                                                    ======       =============

                   1 Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable rate adjustment formula and an unconditional right of demand to receive payment of the principal plus interest at specific dates.

                   2 Any securities not rated have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                   3    See footnote 4 to the financial statements.

                   4 A portion of this security is pledged as collateral for the Trust's when-issued commitment.

                   5    Security traded on a "when-issued" basis (see note 9.)

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

               AMBAC        American Municipal Bond Assurance Corp.
               AMT          Alternative Minimum Tax
               FGIC         Financial Guaranty Insurance Co.
               FNMA         Federal National Mortgage Assoc.
               FSA          Financial Securities Assurance Co.
               LOC          Letter of Credit
               MBIA         MBIA, Inc.
               SPA          Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003

ASSETS
     Investments at value (cost $670,147,982) ..............................................    $ 716,971,743
     Cash ..................................................................................       14,213,043
     Interest receivable ...................................................................        9,773,209
     Receivable for Trust shares sold ......................................................          505,684
     Other assets ..........................................................................            1,993
                                                                                                -------------
     Total assets ..........................................................................      741,465,672
                                                                                                -------------
LIABILITIES
     Payable for investment securities purchased ...........................................        5,992,138
     Dividends payable .....................................................................          628,227
     Distribution fees payable .............................................................          351,057
     Adviser and Administrator fees payable ................................................          249,048
     Payable for Trust shares redeemed .....................................................          163,268
     Accrued expenses ......................................................................          107,511
                                                                                                -------------
     Total liabilities .....................................................................        7,491,249
                                                                                                -------------

NET ASSETS .................................................................................    $ 733,974,423
                                                                                                =============

     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....    $     625,465
     Additional paid-in capital ............................................................      684,986,756
     Net unrealized appreciation on investments (note 4) ...................................       46,823,761
     Accumulated net realized loss on investments ..........................................         (545,636)
     Undistributed net investment income ...................................................        2,084,077
                                                                                                -------------
                                                                                                $ 733,974,423
                                                                                                =============
CLASS A
     Net Assets ............................................................................    $ 674,955,650
                                                                                                =============
     Capital shares outstanding ............................................................       57,518,610
                                                                                                =============
     Net asset value and redemption price per share ........................................    $       11.73
                                                                                                =============
     Offering price per share (100/96 of $11.73 adjusted to nearest cent) ..................    $       12.22
                                                                                                =============

CLASS C
     Net Assets ............................................................................    $  33,769,479
                                                                                                =============
     Capital shares outstanding ............................................................        2,879,363
                                                                                                =============
     Net asset value and offering price per share ..........................................    $       11.73
                                                                                                =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) .........................................    $       11.73*
                                                                                                =============

CLASS Y
     Net Assets ............................................................................    $  25,249,294
                                                                                                =============
     Capital shares outstanding ............................................................        2,148,541
                                                                                                =============
     Net asset value, offering and redemption price per share ..............................    $       11.75
                                                                                                =============

                 See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2003

INVESTMENT INCOME:
     Interest income ............................................                      $ 34,209,545

Expenses:
     Investment Adviser fees (note 3) ...........................   $    990,259
     Administrator fees (note 3) ................................      1,839,064
     Distribution and service fees (note 3) .....................      1,605,012
     Transfer and shareholder servicing agent fees ..............        225,392
     Trustees' fees and expenses (note 8) .......................        151,787
     Shareholders' reports and proxy statements .................        115,718
     Legal fees .................................................        112,712
     Insurance ..................................................         52,040
     Custodian fees .............................................         47,997
     Registration fees and dues .................................         41,802
     Audit and accounting fees ..................................         30,371
     Miscellaneous ..............................................         33,208
                                                                    ------------
                                                                       5,245,362

     Expenses paid indirectly (note 6) ..........................        (97,653)
                                                                    ------------
     Net expenses ...............................................                         5,147,709
                                                                                       ------------
     Net investment income ......................................                        29,061,836

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from securities transactions ......      1,086,092
     Change in unrealized appreciation on investments ...........     27,318,482
                                                                    ------------
     Net realized and unrealized gain (loss) on investments .....                        28,404,574
                                                                                       ------------
     Net change in net assets resulting from operations .........                      $ 57,466,410
                                                                                       ============

                 See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED          YEAR ENDED
                                                                  MARCH 31, 2003      MARCH 31, 2002
                                                                  --------------      --------------
OPERATIONS:
   Net investment income ......................................    $  29,061,836       $  29,136,654
   Net realized gain (loss) from securities transactions ......        1,086,092           3,179,828
   Change in unrealized appreciation on investments ...........       27,318,482          (9,656,759)
                                                                   -------------       -------------
   Change in net assets resulting from operations .............       57,466,410          22,659,723
                                                                   -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ......................................      (27,129,722)        (27,725,930)

   Class C Shares:
   Net investment income ......................................         (973,006)           (736,268)

   Class Y Shares:
   Net investment income ......................................         (959,109)           (674,454)
                                                                   -------------       -------------
      Change in net assets from distributions .................      (29,061,837)        (29,136,652)
                                                                   -------------       -------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ..................................       78,179,467          88,683,716
   Reinvested dividends and distributions .....................       16,030,825          15,885,395
   Cost of shares redeemed ....................................      (56,989,659)        (45,433,727)
                                                                   -------------       -------------
   Change in net assets from capital share transactions .......       37,220,633          59,135,384
                                                                   -------------       -------------

      Change in net assets ....................................       65,625,206          52,658,455

NET ASSETS:
   Beginning of period ........................................      668,349,217         615,690,762
                                                                   -------------       -------------
   End of period* .............................................    $ 733,974,423       $ 668,349,217
                                                                   =============       =============

   * Includes undistributed net investment income of: .........    $   2,084,077       $   2,084,078
                                                                   =============       =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.


     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2003.

b)   DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2003, service fees on Class A Shares amounted to $1,311,637, of which the Distributor retained $73,870.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2003, amounted to $220,031. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 2003, amounted to $73,344. The total of these payments made with respect to Class C Shares amounted to $293,375 of which the Distributor retained $51,746.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.


     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 2003, total commissions on sales of Class A Shares amounted to $1,521,738, of which the Distributor received $123,488.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the year ended March 31, 2003, the Trust incurred $108,482 of legal fees allocable to Hollyer Brady Smith &Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   PURCHASES AND SALES OF SECURITIES

     During the year ended March 31, 2003,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $45,729,147   and   $31,497,865,
respectively.

     At March 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $46,887,702 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $13,769 for a net unrealized appreciation of $46,873,933. The tax cost of the Trust's securities at March 31, 2003 equals $670,097,810.

5.   PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.   EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7.   CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                YEAR ENDED                          YEAR ENDED
                                              MARCH 31, 2003                       MARCH 31, 2002
                                       -----------------------------       -----------------------------
                                         SHARES            AMOUNT             SHARES            AMOUNT
                                       ----------       ------------       ----------       ------------
CLASS A SHARES:
   Proceeds from shares sold .....      4,970,648       $ 57,675,498        5,701,532       $ 64,904,594
   Reinvested distributions ......      1,309,874         15,200,088        1,344,372         15,289,164
   Cost of shares redeemed .......     (4,252,320)       (49,305,178)      (3,693,083)       (41,981,850)
                                       ----------       ------------       ----------       ------------
   Net change ....................      2,028,202         23,570,408        3,352,821         38,211,908
                                       ----------       ------------       ----------       ------------
CLASS C SHARES:
   Proceeds from shares sold .....      1,086,453         12,622,577        1,030,307         11,733,892
   Reinvested distributions ......         44,331            514,367           35,220            400,539
   Cost of shares redeemed .......       (395,979)        (4,603,669)        (243,099)        (2,768,233)
                                       ----------       ------------       ----------       ------------
      Net change .................        734,805          8,533,275          822,428          9,366,198
                                       ----------       ------------       ----------       ------------
CLASS Y SHARES:
   Proceeds from shares sold .....        677,585          7,881,392        1,059,716         12,045,230
   Reinvested distributions ......         27,148            316,370           17,178            195,692
   Cost of shares redeemed .......       (263,739)        (3,080,812)         (60,446)          (683,644)
                                       ----------       ------------       ----------       ------------
      Net change .................        440,994          5,116,950        1,016,448         11,557,278
                                       ----------       ------------       ----------       ------------
Total transactions in Trust
   shares ........................      3,204,001       $ 37,220,633        5,191,697       $ 59,135,384
                                       ==========       ============       ==========       ============

8.   TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended March 31, 2003 there were 9 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Each Trustee was paid during the year fees at the annual rate of $12,400 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings. A meeting of the independent trustees is often held prior to each quarterly Board Meeting for which each attendee is paid a fee of $350. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 2003, such reimbursements averaged approximately $3,300 per Trustee.

9.   SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     At March 31, 2003, Hawaiian Tax-Free Trust had a capital loss carryover of approximately $545,636 which expires March 31, 2011. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     The tax character of distributions paid by the Trust during its fiscal years ended March 31, 2003 and 2002 is as follows:

     Distributions paid from

                                    Year Ended March 31,
                                    2003             2002
                                -----------      -----------
     Net tax-exempt income      $29,063,283      $28,930,722
     Ordinary income                  7,544           70,182
     Capital gain                        --               --
                                -----------      -----------
                                $29,070,827      $29,000,904
                                ===========      ===========

     For the fiscal year ended March 31, 2003, $29,063,283 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.974% of total dividends paid during calendar 2002 were exempt-interest dividends; and the balance were ordinary dividend income. This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of the shareholders is required.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 calendar year.

     As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income              $          0
     Accumulated net realized loss                  (545,636)
     Unrealized appreciation                      46,873,933
     Undistributed tax-exempt income               2,662,130
                                                ------------
                                                $ 48,990,427
                                                ============


                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            CLASS A
                                                               --------------------------------------------------------------
                                                                                     YEAR ENDED MARCH 31,
                                                               --------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
                                                               ------        ------        ------        ------        ------
Net asset value, beginning of period .....................     $11.26        $11.37        $10.94        $11.65        $11.67
                                                               ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income + ...............................      0.48          0.51          0.54          0.56          0.56
   Net gain (loss) on securities (both realized
      and unrealized) ....................................      0.47         (0.10)         0.43         (0.65)         0.03
                                                               ------        ------        ------        ------        ------
   Total from investment operations ......................      0.95          0.41          0.97         (0.09)         0.59
                                                               ------        ------        ------        ------        ------
Less distributions (note 10):
   Dividends from net investment income ..................     (0.48)        (0.52)        (0.54)        (0.55)        (0.57)
   Distributions from capital gains ......................       -             -             -           (0.07)        (0.04)
                                                               ------        ------        ------        ------        ------
   Total distributions ...................................     (0.48)        (0.52)        (0.54)        (0.62)        (0.61)
                                                               ------        ------        ------        ------        ------
Net asset value, end of period ...........................     $11.73        $11.26        $11.37        $10.94        $11.65
                                                               ======        ======        ======        ======        ======

Total return (not reflecting sales charge) ...............      8.57%         3.62%         9.14%        (0.64)%        5.17%

Ratios/supplemental data
   Net assets, end of period (in millions) ...............      $675          $625          $593          $575          $640
   Ratio of expenses to average net assets ...............      0.71%         0.72%         0.74%         0.73%         0.74%
   Ratio of net investment income to average
      net assets .........................................      4.15%         4.51%         4.88%         4.99%         4.76%
   Portfolio turnover rate ...............................       5%            13%           11%           4%            14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...............      0.70%         0.70%         0.72%         0.71%         0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS C
                                                         --------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                         --------------------------------------------------------------
                                                           2003         2002          2001          2000          1999
                                                         ------        ------        ------        ------        ------
Net asset value, beginning of period ................    $11.26        $11.36        $10.93        $11.65        $11.66
                                                         ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income + ..........................     0.38          0.41          0.45          0.47          0.46
   Net gain (loss) on securities (both
      realized and unrealized) ......................     0.48         (0.08)         0.43         (0.66)         0.05
                                                         ------        ------        ------        ------        ------
   Total from investment operations .................     0.86          0.33          0.88         (0.19)         0.51
                                                         ------        ------        ------        ------        ------
Less distributions (note 10):
   Dividends from net investment income .............    (0.39)        (0.43)        (0.45)        (0.46)        (0.48)
   Distributions from capital gains .................      -             -             -           (0.07)        (0.04)
                                                         ------        ------        ------        ------        ------
   Total distributions ..............................    (0.39)        (0.43)        (0.45)        (0.53)        (0.52)
                                                         ------        ------        ------        ------        ------
Net asset value, end of period ......................    $11.73        $11.26        $11.36        $10.93        $11.65
                                                         ======        ======        ======        ======        ======

Total return (not reflecting sales charge) ..........     7.70%         2.91%         8.28%        (1.53)%        4.45%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........     $33.8         $24.1         $15.0         $11.7         $10.7
   Ratio of expenses to average
      net assets ....................................     1.51%         1.51%         1.54%         1.53%         1.53%
   Ratio of net investment income to
      average net assets ............................     3.33%         3.68%         4.06%         4.18%         3.95%
   Portfolio turnover rate ..........................      5%            13%           11%           4%            14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ....................................     1.50%         1.50%         1.51%         1.51%         1.49%

                                                                                     CLASS Y
                                                         --------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                         --------------------------------------------------------------
                                                          2003          2002          2001          2000           1999
                                                         ------        ------        ------        ------        ------
Net asset value, beginning of period ................    $11.28        $11.39        $10.95        $11.67        $11.68
                                                         ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income + ..........................     0.50          0.52          0.55          0.58          0.59
   Net gain (loss) on securities (both
     realized and unrealized) .......................     0.47         (0.09)         0.45         (0.66)         0.03
                                                         ------        ------        ------        ------        ------
   Total from investment operations .................     0.97          0.43          1.00         (0.08)         0.62
                                                         ------        ------        ------        ------        ------
Less distributions (note 10):
   Dividends from net investment income .............    (0.50)        (0.54)        (0.56)        (0.57)        (0.59)
   Distributions from capital gains .................      -             -             -           (0.07)        (0.04)
                                                         ------        ------        ------        ------        ------
   Total distributions ..............................    (0.50)        (0.54)        (0.56)        (0.64)        (0.63)
                                                         ------        ------        ------        ------        ------
Net asset value, end of period ......................    $11.75        $11.28        $11.39        $10.95        $11.67
                                                         ======        ======        ======        ======        ======
Total return (not reflecting sales charge) ..........     8.77%         3.80%         9.44%        (0.56)%        5.45%
Ratios/supplemental data
   Net assets, end of period (in millions) ..........     $25.2         $19.3         $7.9          $2.9          $2.6
   Ratio of expenses to average
      net assets ....................................     0.51%         0.52%         0.54%         0.53%         0.54%
   Ratio of net investment income to
      average net assets ............................     4.33%         4.69%         5.00%         5.15%         4.96%
   Portfolio turnover rate ..........................      5%            13%           11%           4%           14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ....................................     0.50%         0.50%         0.51%         0.51%         0.49%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.


ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                            POSITIONS                                                        PORTFOLIOS     OTHER DIRECTORSHIPS
                            HELD WITH                                                        IN FUND        HELD BY TRUSTEE
NAME,                       TRUST AND                 PRINCIPAL                              COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                  LENGTH OF                 OCCUPATION(S)                          OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH           SERVICE(3)                DURING PAST 5 YEARS                    BY TRUSTEE     INDICATED OTHERWISE.)
-----------------           ----------                -------------------                    ----------     ---------------------
Lacy B. Herrmann            Chairman of               Founder and Chairman of the Board,     12             Director or trustee,
New York, NY                the Board                 Aquila Management Corporation, the                    OCC Cash Reserves, Inc.,
(05/12/29)                  of Trustees               sponsoring organization and Manager                   OCC Accumulation
                            since 1984                or Administrator and/or Adviser or                    Trust, Oppenheimer
                                                      Sub-Adviser to each fund of the                       Quest Value Funds
                                                      Aquila(sm) Group of Funds(5) and                      Group, Oppenheimer
                                                      Founder, Chairman of the Board of                     Small Cap Value Fund,
                                                      Trustees and (currently or until                      Oppenheimer Midcap
                                                      1998) President of each since its                     Fund, and Oppenheimer
                                                      establishment, beginning in 1984;                     Rochester Group of
                                                      Director of the Distributor since                     Funds.
                                                      1981 and formerly Vice President or
                                                      Secretary, 1981-1998; President and
                                                      a Director, STCM Management
                                                      Company, Inc., sponsor and
                                                      investment adviser to Capital Cash
                                                      Management Trust since 1973;
                                                      Trustee Emeritus, Brown University
                                                      and active in university, school
                                                      and charitable organizations.

Douglas Philpotts           Trustee since 1992        Retired; formerly director,            4              Trustee, Pacific
Honolulu, HI                                          Chairman of the Board and President                   Capital Funds, which
(11/21/31)                                            of Hawaiian Trust Company, Limited;                   includes 8 bond and
                                                      present or former director of                         stock funds.
                                                      various Hawaii-based civic and
                                                      charitable organizations.

NON-INTERESTED TRUSTEES

William M. Cole             Trustee since 1985        President, Cole International,         4              None
Westfield, NJ                                         Inc., financial and shipping
(05/21/31)                                            consultants, since 1974; Chairman,
                                                      Cole Group, a financial consulting
                                                      and real estate firm.

Thomas W. Courtney          Trustee since 1984        President, Courtney Associates,        5              Director or trustee,
Sewickley, PA                                         Inc., a venture capital firm, since                   OCC Cash Reserves,
(08/17/33)                                            1988.                                                 Inc., OCC Accumulation
                                                                                                            Trust, Oppenheimer
                                                                                                            Quest Value Funds
                                                                                                            Group, Oppenheimer
                                                                                                            Small Cap Value Fund,
                                                                                                            Oppenheimer Midcap
                                                                                                            Fund, and Oppenheimer

                                                                                                                  Rochester Group of
                                                                                                            Funds.

Richard W. Gushman, II      Trustee since 1992        President and Chief Executive          4              Trustee, Pacific
Honolulu, HI                                          Officer, OKOA, Inc., a diversified                    Capital Funds, which
(02/28/46)                                            Hawaii-based real estate                              includes 8 bond and
                                                      organization with activities in the                   stock funds; director,
                                                      western U.S. and the Pacific Basin,                   Outrigger Hotels since
                                                      since 1972; Managing Partner of                       2000; director, Servco
                                                      Summit Financial Resources, a Salt                    Pacific, Inc. and
                                                      Lake City, Utah-based financial                       Oceanic Time-Warner
                                                      services company; trustee, the                        since 1998; director,
                                                      Estate of James Campbell since 2000                   American Savings Bank
                                                      and Chairman of the Board of                          since 2002.
                                                      Trustees since 2002; trustee,
                                                      University of Hawaii Foundation and
                                                      Hawaii Pacific University since
                                                      1997; director, United Way of
                                                      America since 1998; board member of
                                                      the Boys & Girls Club of Honolulu,
                                                      Aloha United Way, and other
                                                      charitable and civic organizations.

Stanley W. Hong             Trustee since 1992        President, Waste Management of         4              Trustee, Pacific
Honolulu, HI                                          Hawaii, Inc. since 2002; Corporate                    Capital Funds, which
(04/05/36)                                            Vice President, Hawaii Area, Waste                    includes 8 bond and
                                                      Management, Inc. since 2002;                          stock funds; director,
                                                      Trustee, The King William Charles                     Central Pacific Bank
                                                      Lunalilo Trust Estate since 2001;                     and First Insurance
                                                      President and Chief Executive                         Co. of Hawaii, Ltd.
                                                      Officer, The Chamber of Commerce of
                                                      Hawaii, 1996-2001; director, Hawaii
                                                      Public Television Foundation since
                                                      1998; Regent, Chaminade University
                                                      of Honolulu; Chair - State Judicial
                                                      Salary Commission since 1998; and
                                                      director of other corporate and
                                                      community organizations.

Theodore T. Mason           Trustee since 1984        Executive Director, East Wind Power    6              Trustee, OCC
New York, NY                                          Partners LTD since 1994 and                           Accumulation Trust.
(11/24/35)                                            Louisiana Power Partners, LLC since
                                                      1999; President, Alumni Association
                                                      of SUNY Maritime College since 2002
                                                      (First Vice President, 2000-2001,
                                                      Second Vice President, 1998-2000)
                                                      and director of the same
                                                      organization since 1997; Director,
                                                      STCM Management Company, Inc.,
                                                      since 1973; twice national officer
                                                      of Naval Reserve Association,
                                                      commanding officer of four naval
                                                      reserve units and Captain, USNR
                                                      (Ret); director, The Navy League of
                                                      the United States New York Council
                                                      since 2002; trustee, The Maritime
                                                      Industry Museum at Fort Schuyler
                                                      and the Maritime College at Fort
                                                      Schuyler Foundation, Inc. since
                                                      2000.



Russell K. Okata            Trustee since 1992        Executive Director, Hawaii             4              Trustee, Pacific
Honolulu, HI                                          Government Employees Association                      Capital Funds, which
(03/22/44)                                            AFSCME Local 152, AFL-CIO since                       includes 8 bond and
                                                      1981; International Vice President,                   stock funds; Chairman,
                                                      American Federation of State,                         Royal State Companies.
                                                      County and Municipal Employees,
                                                      AFL-CIO since 1981; director of
                                                      various civic and charitable
                                                      organizations.

Oswald K. Stender           Trustee since 1992        Director, Hawaiian Electric            4              Trustee, Pacific
Honolulu, HI                                          Industries, Inc., a public utility                    Capital Funds, which
(10/08/31)                                            holding company, since 1993;                          includes 8 bond and
                                                      trustee, the Bernice Pauahi Bishop                    stock funds; director,
                                                      Estate 1990-1999; trustee, Office                     Grace Pacific
                                                      of Hawaiian Affairs and a member or                   Corporation, an
                                                      trustee of several community                          asphalt paving
                                                      organizations.                                        company.

OFFICERS

Diana P. Herrmann           President since 1998      President and Chief Operating          N/A            None
New York, NY                                          Officer of the Manager since 1997,
(02/25/58)                                            a Director since 1984, Secretary
                                                      since 1986 and previously its
                                                      Executive Vice President, Senior
                                                      Vice President or Vice President,
                                                      1986-1997; President, Senior Vice
                                                      President or Executive Vice
                                                      President of funds in the Aquila(sm)
                                                      Group of Funds since 1986; Director
                                                      of the Distributor since 1997;
                                                      trustee, Reserve Money-Market
                                                      Funds, 1999-2000 and Reserve
                                                      Private Equity Series, 1998-2000;
                                                      active in mutual fund and trade
                                                      organizations and in charitable and
                                                      volunteer organizations.

Sherri Foster               Senior Vice President     Senior Vice President, Hawaiian        N/A            N/A
Lahaina, HI                 since 1993                Tax-Free Trust since 1993; Vice
(07/27/50)                                            President or Assistant Vice
                                                      President of three Aquila Cash
                                                      Funds; Registered Representative of
                                                      the Distributor since 1985.

Stephen J. Caridi           Vice President            Vice President of the Distributor      N/A            N/A
New York, NY                since 1998                since 1995; Vice President,
(05/06/61)                                            Hawaiian Tax-Free Trust since 1998;
                                                      Senior Vice President, Narragansett
                                                      Insured Tax-Free Income Fund since
                                                      1998, Vice President 1996-1997;
                                                      Assistant Vice President, Tax-Free
                                                      Fund For Utah since 1993.



Rose F. Marotta             Chief Financial Officer   Chief Financial Officer of the         N/A            N/A
New York, NY                since 1991                Aquila(sm) Group of Funds since 1991
(05/08/24)                                            and Treasurer, 1981-1991; Treasurer
                                                      and Director, STCM Management
                                                      Company, Inc., since 1974;
                                                      Treasurer of the Manager since 1984
                                                      and of the Distributor, 1985-2000.

Joseph P. DiMaggio          Treasurer since 2000      Treasurer of the Aquila(sm) Group of   N/A            N/A
New York, NY                                          Funds and the Distributor since
(11/06/56)                                            2000; Controller, Van Eck Global
                                                      Funds, 1993-2000.

Edward M. W. Hines          Secretary since 1984      Partner, Hollyer Brady Smith &         N/A            N/A
New York, NY                                          Hines LLP, legal counsel to the
(12/16/39)                                            Trust, since 1989; Secretary of the
                                                      Aquila(sm) Group of Funds.

Robert W. Anderson          Assistant Secretary       Compliance Officer of the Manager      N/A            N/A
New York, NY                since 2000                since 1998 and Assistant Secretary
(08/23/40)                                            of the Aquila(sm) Group of Funds
                                                      since 2000; trustee, Alpha
                                                      Strategies Fund since July, 2002;
                                                      Consultant, The Wadsworth Group,
                                                      1995-1998.

John M. Herndon             Assistant Secretary       Assistant Secretary of the Aquila(sm)  N/A            N/A
New York, NY                since 1995                Group of Funds since 1995 and Vice
(12/17/39)                                            President of the four Aquila
                                                      Money-Market Funds since 1990; Vice
                                                      President of the Manager since 1990.

Lori A. Vindigni            Assistant Treasurer       Assistant Treasurer of the Aquila(sm)  N/A            N/A
New York, NY                since 2000                Group of Funds since 2000;
(11/02/66)                                            Assistant Vice President of the
                                                      Manager since 1998; Fund Accountant
                                                      for the Aquila(sm) Group of Funds,
                                                      1995-1998.

-----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Distributor. Mr. Philpotts is an interested person of the Trust, as that term is so defined, as a shareholder of the Adviser's corporate parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(sm) Group of Funds."